Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Leases [Abstract]
Operating lease expenses	¥ 4,769	$ 688	¥ 43,959	¥ 56,081
Short term lease expenses	0		0	708
Cash payments against operating lease liabilities	4,516	651	39,013	59,547
Right-of-use assets obtained in exchange for the operating lease liabilities in non-cash transactions	¥ 2,491	$ 359	¥ 30,259	¥ 51,434
Operating lease, lease not yet commenced, description	As of February 28, 2023, the Group did not have additional operating leases that have not yet commenced.	As of February 28, 2023, the Group did not have additional operating leases that have not yet commenced.